Equity (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
(i)    Share capital

	As of June 30,
	2026	2025	2024	2026	2025	2024
	Shares No.			(U.S. dollars, in thousands)
Contributed equity
(i) Share capital
Ordinary shares	1,296,862,776	1,279,967,187	1,141,784,114	1,530,774	1,508,846	1,310,813
Less: Treasury Shares	(199,332)	(32,389)	(542,903)	—	—	—
Total Contributed Equity	1,296,663,444	1,279,934,798	1,141,241,211	1,530,774	1,508,846	1,310,813

Summary of Movements in Ordinary Share Capital
(ii)    Movements in ordinary share capital

	Year ended June 30,			Year ended June 30,
	2026	2025	2024	2026	2025	2024
	Shares No.			(U.S. dollars, in thousands)
Opening balance as of July 1	1,279,967,187	1,141,784,114	814,204,825	1,508,846	1,310,813	1,249,123
Issues of ordinary shares during the period
Exercise of share options(1)	—	—	—	7,681	5,177	7
Transfer to employee share trust(1)	15,635,000	16,640,000	1,072,363	—	—	—
Entitlement offer to existing eligible shareholders and institutional placement(2)	—	5,039,814	326,506,926	—	1,000	64,399
Placement of shares for acquisition of intangible asset(3)	1,260,589	—	—	1,850	—	—
Placement of shares under a share placement agreement(4)	—	104,000,000	—	2,602	161,205	—
Share based compensation for contingent consideration(5)	—	10,228,239	—	—	20,000	—
Placement of shares for exercise of warrants(6)	—	2,275,020	—	—	5,532	—
Transaction costs arising on share issue	—	—	—	(422)	(4,314)	(3,920)
	16,895,589	138,183,073	327,579,289	11,711	188,600	60,486
Unissued ordinary shares during the period
Placement of shares under a share placement agreement(2)	—	—	—	—	(1,000)	1,000
	—	—	—	—	(1,000)	1,000
Total contributions of equity during the period	16,895,589	138,183,073	327,579,289	11,711	187,600	61,486
Share options reserve transferred to equity on exercise of options	—	—	—	10,217	10,433	204
Ending balance as of June 30	1,296,862,776	1,279,967,187	1,141,784,114	1,530,774	1,508,846	1,310,813

(1)	Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. Unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee.

(2)
In December 2023 and March 2024, respectively, 201,137,412 and 125,369,514 shares were issued in a 1 for 4 pro-rata accelerated non-renounceable entitlement offer of new fully paid ordinary shares in Mesoblast Limited to existing shareholders in Australia and certain other countries together with an institutional placement of new fully paid ordinary shares in Mesoblast Limited, at A$0.30 per share. As part of the placement in March 2024, Dr. Eric Rose, the Company's Chief Medical Officer and a director of Mesoblast, subscribed for 5,039,814 shares in Mesoblast Limited at A$0.30 per share, subject to shareholder approval which was received in November 2024. The shares remained in unissued capital until the shares were issued in December 2024.

(3)
In April 2026, the Group acquired an exclusive worldwide license to a patented chimeric antigen receptor ("CAR") technology platform for precision-enhanced augmentation of therapeutic mesenchymal stromal cell ("MSC") products and related intellectual property developed from Mayo Clinic research. The acquisition was completed through the issuance of 1,260,589 ordinary shares.

(4)
The Group received $2.6 million of proceeds from the sale of 1,565,047 ordinary shares that were issued to Kentgrove Capital in 2018 in relation to the Group's established equity facility.

In January 2025, 104,000,000 shares were issued in a global private placement primarily to Mesoblast Limited's existing major US, UK, and Australian shareholders at A$2.50 per share.

(5)
In January 2025, 10,228,239 ordinary shares were issued at A$3.15 per share as payment for a $20 million milestone within contingent consideration recognized on the balance sheet following the FDA approval of Ryoncil® in the treatment of children with SR-aGVHD in the United States in December 2024.

(6)
In January 2025, 2,275,020 ordinary shares were issued to Oaktree for the exercise of 227,502 ADS warrants that were issued in December 2022, at US$7.24 per ADS. One ADS warrant is equivalent to 10 ordinary shares. The fair value of $3.9 million relating to the warrants exercised and the exercise price of $1.6 million were recognized as issued capital within the equity statement.

Summary of Movements of Shares in Share Trust
(iii)    Movements of shares in share trust

	As of June 30			As of June 30
	2026	2025	2024	2026	2025	2024
	Shares No.			(U.S. dollars, in thousands)
Opening balance	32,389	542,903	542,903	—	—	—
Movement of shares in share trust
Transfer to employee share trust(1)	15,635,000	16,640,000	1,072,363	—	—	—
Exercise of share options(1)	(15,468,057)	(17,150,514)	(1,072,363)	—	—	—
Ending balance	199,332	32,389	542,903	—	—	—

(1)	Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. Unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee.

Summary of Reserves
(i)    Reserves

	As at June 30,
(in U.S. dollars, in thousands)	2026	2025
Share-based payments reserve	134,168	126,504
Investment revaluation reserve	(2,300)	(912)
Foreign currency translation reserve	(38,803)	(39,062)
Warrants reserve	12,969	12,969
	106,034	99,499

Summary of Reconciliation of Reserves
(ii)    Reconciliation of reserves

(in U.S. dollars, in thousands)	As at June 30,
Share-based payments reserve	2026	2025
Opening balance	126,504	106,842
Tax credited / (debited) to equity	613	330
Transfer to ordinary shares on exercise of options	(10,217)	(10,433)
Share-based payment expense for the year	17,268	29,765
Closing Balance	134,168	126,504

Investment revaluation reserve
Opening balance	(912)	(1,286)
Changes in the fair value of financial assets through other comprehensive income	(1,388)	374
Closing Balance	(2,300)	(912)

Foreign currency translation reserve
Opening balance	(39,062)	(40,222)
Currency gain/(loss) on translation of foreign operations net assets	259	1,160
Closing Balance	(38,803)	(39,062)

Warrant reserve
Opening balance	12,969	12,969
Movements during the period	—	—
Closing Balance	12,969	12,969

Summary of Fair Value of Warrants	The following assumptions were based on observable market conditions that existed as of June 30, 2026 and 2025.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	As of June 30, 2026	As of June 30, 2025	Rationale
Share Price	$13.53	$10.89	Closing share price on valuation date from external market source
Exercise Price	$14.36	$14.36	As per subscription agreement
Expected Term	2.5 years	4 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	91.04%	93.43%	Based on historical volatility data for the Company
Risk Free Interest Rate	4.34%	3.99%	Based on the closing U.S. treasury issued 7 year bonds on valuation date
Fair value per warrant	$7.3480	$6.4688	Determined using Black-Scholes valuation model with the inputs above
Fair value	$6,501,806	$5,723,883	Fair value of 884,838 warrants of $6,501,806 as of June 30, 2026 and fair value of 884,838 warrants of $5,723,883 as of June 30, 2025
The following assumptions were based on observable market conditions that existed at the grant date and as of June 30, 2026.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	As of June 30, 2026	At Grant date - December 30, 2025	Rationale
Share Price	A$1.96	A$2.80	Closing share price on valuation date from external market source
Exercise price	A$3.20	A$3.20	As per subscription agreement
Expected Term	5.5 years	6 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	72.95%	73.50%	Based on historical volatility data for the Company
Risk Free Interest Rate	4.40%	4.29%	Based on the closing Australian Government issued 5 year bonds on valuation date
Fair value per warrant	$1.0878	$1.8298	Determined using Black-Scholes valuation model with the inputs above
Fair value	A$3,509,103	A$5,902,568	Fair value of 3,225,756 warrants of A$3,509,103 (US$2,410,403) as of June 30, 2026 and of A$5,902,568 (US$3,961,213) as at grant date December 30, 2025.
The following assumptions were based on observable market conditions that existed at the valuation date.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	Valuation date - November 25, 2025	Valuation date - November 25, 2025	Rationale
Share Price	$16.06	A$2.38	Closing share price on valuation date from external market source.
Exercise Price	$16.25	A$2.52	As per subscription agreement
Expected Term	3.5 years	3.5 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	92.68%	74.99%	Based on historical volatility data for the Company
Risk Free Interest Rate	3.78%	3.92%	Based on the U.S treasury issued 7 year bonds and Australian Government issued 5 year bonds
Fair value per warrant	$10.7592	A$1.3546	Determined using Black Scholes valuation model with the inputs above
Fair value	$430,368	A$2,167,348	Fair value of 400,000 ADS warrants of $430,368 and fair value of 1,600,000 ordinary share warrants of A$2,167,348 ($1,398,806) as at valuation date November 25, 2025.